Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of ordinary shares reflected on the condensed balance sheets

Gross Proceeds	$330,000,000
Less:
Proceeds allocated to Public Warrants	(9,108,000)
Issuance costs related to Class A Ordinary Shares	(16,737,016)
Plus:
Remeasurement of carrying value to redemption value	25,845,016

Class A Ordinary Shares subject to redemption, December 31, 2021	330,000,000
Plus:
Remeasurement of carrying value to redemption value resulting from the interest income accrued in the Trust Account	2,011,036

Class A Ordinary Shares subject to redemption, September 30, 2022	$332,011,036

Gross Proceeds of the IPO	$330,000,000
Less:
Proceeds allocated to Public Warrants	(9,108,000)
Issuance costs related to Class A Ordinary Shares	(16,737,016)
Plus:
Accretion of carrying value to redemption value	25,845,016

Contingently redeemable Class A Ordinary Shares	$330,000,000

Summary of basic and diluted net income (loss) per share

	For the Three Months Ended September 30, 2022	For the Three Months Ended September 30, 2021
Redeemable Class A Ordinary Shares
Numerator:
Net income (loss) allocable to Class A Ordinary Shares subject to possible redemption	$(369,139)	$2,480,279
Denominator:
Weighted average redeemable Class A Ordinary Shares, basic and diluted	33,000,000	33,000,000

Basic and diluted net income (loss) per share, redeemable Class A Ordinary Shares	$(0.01)	$0.08

Non-redeemable Class B Ordinary Shares
Numerator:
Net income (loss) allocable to non-redeemable Class B Ordinary Shares	$(92,285)	$620,070
Denominator:
Weighted average non-redeemable Class B Ordinary Shares	8,250,000	8,250,000

Basic and diluted net income (loss) per share, non-redeemable Class B Ordinary Shares	$(0.01)	$0.08

	For the Nine Months Ended September 30, 2022	For the Nine Months Ended September 30, 2021
Redeemable Class A Ordinary Shares
Numerator:
Net income allocable to Class A Ordinary Shares subject to possible redemption	$3,409,690	$4,719,096
Denominator:
Weighted average Redeemable Class A Ordinary Shares, Basic and Diluted	33,000,000	24,538,462

Basic and diluted net income per share, redeemable Class A Ordinary Shares	$0.10	$0.19

Non-redeemable Class B Ordinary Shares
Numerator:
Net income allocable to non-redeemable Class B Ordinary Shares	$852,422	$1,549,609
Denominator:
Weighted Average non-redeemable Class B Ordinary Shares	8,250,000	8,057,692

Basic and diluted net income per share, non-redeemable Class B Ordinary Shares	$0.10	$0.19

Summary of the carrying value excluding gross unrealized holding loss and fair value of held to maturity securities
The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on September 30, 2022 and December 31, 2021 are as follows:

	Carrying Value as of September 30, 2022	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of September 30, 2022
U.S. Treasury Securities	$332,011,036	$—	$(2,492)	$332,008,544

	Carrying Value as of December 31, 2021	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021

U.S. Treasury Securities	$330,082,791	$2,750	$—	$330,085,541

Summary of basic and diluted loss per ordinary share

	For the Year ended December 31, 2021	For the Period from November 24, 2020 (Inception) through December 31, 2020,
Redeemable Class A Ordinary Shares
Numerator:
Net income allocable to Class A Ordinary Shares subject to possible redemption	$2,860,120	$—
Denominator:
Weighted average Redeemable Class A Ordinary Shares, Basic and Diluted	26,671,233	—

Basic and diluted net income per share, redeemable Class A Ordinary Shares	$0.11	$—

Non-Redeemable Ordinary Shares
Numerator:
Net income (loss) allocable to non-redeemable Class B Ordinary Shares	$869,274	$(3,186)
Denominator:
Weighted average non-redeemable Class B Ordinary Shares	8,106,164	7,500,000

Basic and diluted net income (loss) per share, non-redeemable Class B Ordinary Shares	$0.11	$(0.00)